Income Taxes - Schedule of Income Tax Expense (Benefits) (Details) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before tax	$ (286,823)	$ (83,588)	$ (284,655)	$ (89,455)
Tax credit calculated at statutory tax rate	(71,706)	(20,897)	(71,164)	(22,364)
Expenses not deductible for tax purposes			27,933	22,364
Effect of different tax rates in other countries	112		112
Others	71,594	20,897	43,119
Income tax expense (benefits)